Consolidated Statements of Financial Position (Parenthetical) $ in Millions	Sep. 30, 2016 € / shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 € / shares	Sep. 30, 2015 USD ($) $ / shares shares
Allowance for doubtful accounts | $		$ 173		$ 70
Common stock, par value | $ / shares		$ 0.01		$ 0.01
Common stock, shares authorized		1,800,000,000		1,800,000,000
Common stock, shares issued		936,247,911		717,039,108
Preferred Stock, Shares Authorized		200,000		200,000
Preferred Stock, Shares Issued		0		0
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.01		$ 0.01
Treasury stock, at cost, shares		452,083		69,671,840
Common Class A [Member]
Common stock, par value | € / shares	€ 1.00		€ 1.00
Common stock, shares authorized		40,000		40,000
Common stock, shares issued		0		0